IntraNav Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition (Parentheticals)	12 Months Ended
Dec. 31, 2022 EUR (€)
Schedule of Purchase Price Allocations Relating to the Acquisition [Abstract]
Indebtedness in excess (in Euro)	€ 150,000
Total Purchase Price	1.13249